Convertible Senior Notes - Summary of Convertible Senior Notes (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Carrying Value of Convertible Senior Notes	$ 329,905	$ 316,181
Convertible Senior Notes 0.125% due April 1, 2019 [Member]
Debt Instrument [Line Items]
Par Value	402,500	402,500	$ 402,500
Equity Component Recorded at Issuance	90,887	90,887
Carrying Value of Convertible Senior Notes	$ 329,905	$ 316,181